Derivatives - Fair Values of Derivatives Designated As Hedge Instruments (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Total	$ (3,922)	$ (7,721)
Interest rate swaps | Accrued Expenses
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(3,838)	(5,899)
Interest rate swaps | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ (84)	(238)
Foreign currency forward contracts | Accrued Expenses
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value		$ (1,584)